Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net
7.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2023	2024
	USD	USD
Software	$444,574	$432,429
Total cost	$444,574	$432,429
Less: Accumulated amortization	(377,715)	(380,472)
Intangible assets, net	$66,859	$51,957

Amortization expense was $ 13,220 and $9,550 for the years ended December 31, 2024 and December 31, 2023, respectively.